RELATED-PARTY TRANSACTIONS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽)
RELATED-PARTY TRANSACTIONS
Loans granted to related parties (note 17)	$ 3.0		₽ 173.0		₽ 173.0
Interest rate, maximum	8.00%				8.00%
Yandex.Money
RELATED-PARTY TRANSACTIONS
Revenue from subleasing and other services	$ 1.5	₽ 86.0	106.0	₽ 91.0
Online payment commission expense	7.6	₽ 439.0	173.0	₽ 143.0
Receivable amount	$ 2.7		₽ 47.0		₽ 158.0